Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[2]	Value of Initial Fixed $100 Investment Based On:		Net Loss (in millions)[6]	Adjusted EBITDA (in millions)[7]
					Total Shareholder Return[4]	Peer Group Total Shareholder Return[5]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$11,935,832	$1,667,574	$4,443,790	$475,598	$26	$74	$(322.2)	$125.1
2021	17,406,594	1,829,642	5,880,054	412,314	84	121	(194.8)	66.6
2020	6,434,348	18,651,382	2,902,244	9,534,737	167	163	(216.5)	16.1

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Paucek (our Co-Founder and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Paul Lalljie, Mark Chernis, Matthew Norden and Harsha Mokkarala; (ii) for 2021, Paul Lalljie, Mark Chernis, Matthew Norden, James Kenigsberg and John Ellis; and (iii) for 2020, Paul Lalljie, Mark Chernis, Matthew Norden, and James Kenigsberg. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Paucek) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Paul Lalljie, Mark Chernis, Matthew Norden and Harsha Mokkarala; (ii) for 2021, Paul Lalljie, Mark Chernis, Matthew Norden, James Kenigsberg and John Ellis; and (iii) for 2020, Paul Lalljie, Mark Chernis, Matthew Norden, and James Kenigsberg.
Peer Group Issuers, Footnote [Text Block]	Represents the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019 into the peer group established by the Compensation Committee. For a list of the companies included in the peer group, refer to the section entitled “Executive Compensation – Compensation Discussion and Analysis.”
PEO Total Compensation Amount	$ 11,935,832	$ 17,406,594	$ 6,434,348
PEO Actually Paid Compensation Amount	$ 1,667,574	1,829,642	18,651,382
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO			Average Non-PEO NEO(a)
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$11,935,832	$17,406,594	$6,434,348	$4,443,790	$5,880,054	$2,902,244
Subtract Grant date fair value of equity awards granted in year	11,176,682	15,851,749	4,986,675	3,901,935	4,604,979	1,953,351
Equity award adjustments(b)(c)
Add Year-end fair value of equity awards	3,511,985	3,086,977	14,230,877	1,220,414	838,844	5,545,799
Add Year over year change in fair value of outstanding and unvested equity awards	(3,123,197)	(3,872,198)	3,038,050	(841,917)	(1,809,877)	2,264,755
Add Fair value as of vesting date of equity awards granted and vested in the year	1,102,490	1,062,176	—	357,630	292,107	44,648
Add Year over year change in fair value of equity awards granted in prior years that vested in the year	(582,854)	(2,158)	176,505	(400,168)	(183,835)	817,528
Subtract Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—	241,723	402,216	—	86,886
Total Equity award adjustments	$908,424	$274,797	$17,203,709	$(66,257)	$(862,761)	$8,585,844
Compensation Actually Paid	$1,667,574	$1,829,642	$18,651,382	$475,598	$412,314	$9,534,737
	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 4,443,790	5,880,054	2,902,244
Non-PEO NEO Average Compensation Actually Paid Amount	$ 475,598	412,314	9,534,737
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	PEO			Average Non-PEO NEO(a)
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$11,935,832	$17,406,594	$6,434,348	$4,443,790	$5,880,054	$2,902,244
Subtract Grant date fair value of equity awards granted in year	11,176,682	15,851,749	4,986,675	3,901,935	4,604,979	1,953,351
Equity award adjustments(b)(c)
Add Year-end fair value of equity awards	3,511,985	3,086,977	14,230,877	1,220,414	838,844	5,545,799
Add Year over year change in fair value of outstanding and unvested equity awards	(3,123,197)	(3,872,198)	3,038,050	(841,917)	(1,809,877)	2,264,755
Add Fair value as of vesting date of equity awards granted and vested in the year	1,102,490	1,062,176	—	357,630	292,107	44,648
Add Year over year change in fair value of equity awards granted in prior years that vested in the year	(582,854)	(2,158)	176,505	(400,168)	(183,835)	817,528
Subtract Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—	241,723	402,216	—	86,886
Total Equity award adjustments	$908,424	$274,797	$17,203,709	$(66,257)	$(862,761)	$8,585,844
Compensation Actually Paid	$1,667,574	$1,829,642	$18,651,382	$475,598	$412,314	$9,534,737
	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Equity Valuation Assumption Difference, Footnote [Text Block]	Fair value, or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" was determined by reference to (1) for RSUs, closing price of our stock on the applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for financial PRSUs, the same valuation methodology as RSUs except year-end values are multiplied by the probability of achievement as of such date, (3) for market PRSUs, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date, determined based on the same methodology as used to determine grant date fair value, updated at each valuation date, or in the case of the vesting date, the actual vesting price, and (4) for stock options, a Black-Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value, updated at each valuation date.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid vs. Net Loss and Adjusted EBITDA
Compensation Actually Paid from 2020-2022

Trend of Net Loss from 2020-2022	Trend of Adjusted EBITDA from 2020-2022

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid vs. Net Loss and Adjusted EBITDA
Compensation Actually Paid from 2020-2022

Trend of Net Loss from 2020-2022	Trend of Adjusted EBITDA from 2020-2022

Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid vs. Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Total Shareholder Return Amount	$ 26	84	167
Peer Group Total Shareholder Return Amount	74	121	163
Net Income (Loss)	$ (322,200,000)	$ (194,800,000)	$ (216,500,000)
Company Selected Measure Amount	125,100,000	66,600,000	16,100,000
PEO Name	Mr. Paucek
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The table provided below shows the amounts deducted from and added to the applicable SCT total compensation amount:Represents the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019 in the Company. The Company has not paid any cash dividends and, therefore, the Cumulative TSR calculation on its common stock is based solely upon stock price appreciation or depreciation and does not include any reinvestment of cash dividends.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
The following graph depicts the SCT total and CAP for the Company's PEO for the years ended December 31, 2022, 2021, and 2020, respectively.

PEO CAP vs PEO SCT

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP measure. Refer to the appendix for a reconciliation to the most directly comparable GAAP measure. Adjusted EBITDA is defined as net income or net loss, as applicable, before net interest income (expense), other income (expense), net, taxes, depreciation and amortization expense, transaction costs, integration costs, restructuring-related costs, stockholder activism costs, certain litigation-related costs, consisting of fees for certain non-ordinary course litigation and other proceedings, impairment charges, losses on debt extinguishment, and stock-based compensation expense. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company's TSR relative to the TSR of companies in the Russell 3000 index
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 908,424	$ 274,797	$ 17,203,709
PEO [Member] | Equity Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,176,682	15,851,749	4,986,675
PEO [Member] | Equity Awards, Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,511,985	3,086,977	14,230,877
PEO [Member] | Equity Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(3,123,197)	(3,872,198)	3,038,050
PEO [Member] | Equity Awards, Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,102,490	1,062,176	0
PEO [Member] | Equity Awards Granted and Vested, Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(582,854)	(2,158)	176,505
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	241,723
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(66,257)	(862,761)	8,585,844
Non-PEO NEO [Member] | Equity Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,901,935	4,604,979	1,953,351
Non-PEO NEO [Member] | Equity Awards, Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,220,414	838,844	5,545,799
Non-PEO NEO [Member] | Equity Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(841,917)	(1,809,877)	2,264,755
Non-PEO NEO [Member] | Equity Awards, Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	357,630	292,107	44,648
Non-PEO NEO [Member] | Equity Awards Granted and Vested, Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(400,168)	(183,835)	817,528
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 402,216	$ 0	$ 86,886